MANAGEMENT OF FINANCIAL RISK - INTEREST RATE (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,212)
Interest rate swap contract [member] | Top of range [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,174)
Interest rate swap contract [member] | Top of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible change, market risk [Concept]	0.001%
Interest rate swap contract [member] | Bottom of range [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,248)
Interest rate swap contract [member] | Bottom of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible change, market risk [Concept]	(0.001%)
Currency swap contract [member] | Top of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (3,522)
Percentage of reasonably possible change, market risk [Concept]	0.001%
Currency swap contract [member] | Bottom of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 862
Percentage of reasonably possible change, market risk [Concept]	(0.001%)